Cover	Jan. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2023
Entity File Number	000-52765
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001408057
Entity Tax Identification Number	13-4182867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	529 Crown Point Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Ocoee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34761
City Area Code	708
Local Phone Number	870-7365
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false